SEGMENT INFORMATION - Geographical information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 446,668	¥ 440,554	¥ 413,383	$ 68,455
Right-of-use assets	9,161	9,179	0	1,404
Investments in associates and a joint venture	42,366	45,490	24,701
Other non-current assets	¥ 11,360	¥ 9,721	¥ 9,542	$ 1,741
PRC [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	71.00%	66.00%	68.00%
Property, plant and equipment	¥ 224,742	¥ 197,115	¥ 173,846
Right-of-use assets	6,402	5,774	0
Investments in associates and a joint venture	4,865	4,649	3,947
Other non-current assets	¥ 11,027	9,275	8,827
Other locations [member] | Maximum [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	10.00%
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 86,251	92,537	92,386
Right-of-use assets	562	689	0
Investments in associates and a joint venture	2	0	0
Other non-current assets	287	405	636
Others [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	135,675	150,902	147,151
Right-of-use assets	2,197	2,716	0
Investments in associates and a joint venture	37,499	40,841	20,754
Other non-current assets	¥ 46	¥ 41	¥ 79